Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Pertinent Lease Information
Other pertinent lease information for the three months ended March 31, 2024 and 2023 is as follows (in thousands):

	Three Months Ended
	March 31, 2024	March 31, 2023
Operating lease costs	$278	$274
Short-term lease costs	10	6
Variable lease costs	77	88
Operating cash flows paid for amounts in the measurement of lease liabilities	292	262
Operating lease assets obtained in exchange for lease obligations	—	874

Other pertinent lease information is as follows (
in
thousands):

	December 31, 2023	December 31, 2022
Operating lease costs	$1,123	$918
Short-term lease costs	12	14
Variable operating lease costs	187	191
Operating cash flows paid for amounts in the measurement of lease liabilities	1,084	807
Operating lease assets obtained in exchange for lease obligations	936	1,677

Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements
Future commitments under
non-cancelable
operating lease agreements as of March 31, 2024 are as follows (in thousands):

2024	$785
2025	1,037
2026	732
2027	642
Thereafter	108

Total lease payments	$3,304
Less: present value adjustment	(479)

Total lease liabilities	2,825
Less: current lease liability	(814)

Long-term operating lease liabilities	$2,011

Future commitments under
non-cancelable
operating lease agreements are as follows (in thousands):

2024	$1,173
2025	1,114
2026	737
2027	645
2028	108

Total lease payments	$3,777
Less: present value adjustment	(563)

Present value of total lease liabilities	3,214
Less: current lease liability	(908)

Long-term lease liabilities	$2,306

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates Related Leases
The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	March 31, 2024	March 31, 2023
Weighted-average remaining lease term (in years)	3.4	4.2
Weighted-average discount rate	9.9%	9.5%

The weighted-average remaining lease terms and discount rates related to our leases were as follows:

	2023	2022
Weighted-average remaining lease term (in years)	3.5	3.9
Weighted-average discount rate	9.9%	9.5%